Segment reporting (Details) - USD ($)	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Segment Reporting Information [Line Items]
Total revenue	$ 441,783,705	$ 393,235,623
Total cost of revenue	(332,858,950)	(290,608,195)
Gross profit	108,924,755	102,627,428
Operating income (loss)	45,483,980	46,238,431
Total assets	3,528,221,832	2,891,003,678	$ 3,231,526,234
Henan [Member]
Segment Reporting Information [Line Items]
Total revenue	83,113,266	127,620,049
Total cost of revenue	(56,018,083)	(99,259,210)
Gross profit	27,095,183	28,360,839
Operating income (loss)	10,010,016	3,408,233
Total assets	1,018,085,122	883,811,385
Shandong [Member]
Segment Reporting Information [Line Items]
Total revenue	78,101,128	80,310,766
Total cost of revenue	(64,723,711)	(56,066,989)
Gross profit	13,377,417	24,243,777
Operating income (loss)	8,595,252	21,024,762
Total assets	506,748,344	504,644,044
Jiangsu [Member]
Segment Reporting Information [Line Items]
Total revenue	115,802,906	71,503,628
Total cost of revenue	(89,946,525)	(54,122,532)
Gross profit	25,856,381	17,381,096
Operating income (loss)	19,942,825	11,480,016
Total assets	653,384,890	697,711,053
Sichuan [Member]
Segment Reporting Information [Line Items]
Total revenue	15,535,284	789,913
Total cost of revenue	(13,983,733)	(901,164)
Gross profit	1,551,551	(111,251)
Operating income (loss)	(150,980)	(776,543)
Total assets	210,874,155	107,976,952
Beijing [Member]
Segment Reporting Information [Line Items]
Total revenue	89,953,394	99,372,775
Total cost of revenue	(58,326,674)	(69,835,739)
Gross profit	31,626,720	29,537,036
Operating income (loss)	17,884,321	18,266,587
Total assets	435,069,337	342,244,398
Hainan [Member]
Segment Reporting Information [Line Items]
Total revenue	5,671,045	0
Total cost of revenue	(3,506,459)	0
Gross profit	2,164,586	0
Operating income (loss)	(1,301,112)	(510,817)
Total assets	127,333,437	42,019,314
Hunan [Member]
Segment Reporting Information [Line Items]
Total revenue	13,023,364	0
Total cost of revenue	(11,554,758)	0
Gross profit	1,468,606	0
Operating income (loss)	(83,874)	(339,327)
Total assets	87,647,900	18,242,642
Shanghai [Member]
Segment Reporting Information [Line Items]
Total revenue	27,724,031	0
Total cost of revenue	(24,720,534)	0
Gross profit	3,003,497	0
Operating income (loss)	1,483,101	(306,362)
Total assets	152,236,524	33,102,593
United States [Member]
Segment Reporting Information [Line Items]
Total revenue	1,530,000	2,915,331
Total cost of revenue	(1,243,112)	(2,782,212)
Gross profit	286,888	133,119
Operating income (loss)	(2,268,540)	(1,721,565)
Total assets	90,468,027	5,921,133
Others [Member]
Segment Reporting Information [Line Items]
Total revenue	11,329,287	10,723,161
Total cost of revenue	(8,835,361)	(7,640,349)
Gross profit	2,493,926	3,082,812
Operating income (loss)	(8,627,029)	(4,286,553)
Total assets	$ 246,374,096	$ 255,330,164